Acquisitions and disposals	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals

40. Acquisitions and disposals
Details of the acquisition and disposal of significant subsidiaries, associates, joint ventures and other businesses are given below:
2025
On 21 February 2025, GSK completed the acquisition of 100% of IDRx, Inc, a Boston-based, clinical stage biopharmaceutical company dedicated to developing precision therapies for the treatment of gastrointestinal stromal tumours (GIST). The acquisition includes a lead molecule, IDRX-42, a highly selective investigational tyrosine kinase inhibitor (TKI) that is designed to improve the outcomes for patients with GIST. The consideration for the acquisition comprised an upfront payment of US$1.1 billion (£840 million) as adjusted for working capital acquired paid upon closing and up to US$150 million (£119 million) as an additional success-based regulatory milestone payment. The estimated fair value of the contingent consideration payable was US$56 million (£45 million). In addition, GSK will also be responsible for success-based milestone payments as well as tiered royalties for
IDRX-42 owed to Merck KGaA, Darmstadt, Germany.
On 7 July 2025, GSK completed the acquisition of 100% of BP Asset IX, Inc. a subsidiary of Boston Pharmaceuticals which provides access to efimosfermin alfa. Efimosfermin is a phase III-ready, potential best-in-class, investigational speciality medicine to treat and prevent progression of steatotic liver disease (SLD). The consideration for the acquisition comprised an upfront payment of US$1.2 billion (£906 million) as adjusted for working capital acquired paid upon closing and up to US$800 million
(£588 million) in certain success-based regulatory milestone payments. The estimated fair value of the contingent consideration payable was US$302 million (£222 million).
During the period to 31 December 2025, no sales arising from the IDRx or BP Asset IX's businesses were included in Group turnover and no revenue is expected until regulatory approval is received on the respective acquired assets.
GSK continues to support the ongoing development of the acquired assets and consequently these assets will be loss making until regulatory approval on these assets is received. The development of these assets has been integrated into the Group’s existing R&D activities, so it is impracticable to quantify these development costs or the impact on Total profit after taxation for the period ended 31 December 2025.
Goodwill of £315 million (£109 million for IDRx and £206 million for BP Asset IX) has been recognised. The goodwill represents specific synergies available to GSK from the business combinations. The goodwill has been allocated to the Group’s Commercial
Operations and Total R&D segments (refer to Note 19, ‘Goodwill’ for allocation methodology). None of the goodwill is expected to be deductible for tax purposes.

	IDRx Inc £m	BP Asset IX £m	Total £m
Net assets acquired
Intangible assets	882	1,088	1,970
Trade and other receivables	5	–	5
Cash and cash equivalents	48	30	78
Trade and other payables	(31)	(8)	(39)
Taxation	(128)	(188)	(316)
	776	922	1,698
Goodwill	109	206	315
Total consideration	885	1,128	2,013
Of the total £2.0 billion consideration (£0.9 billion for IDRx and £1.1 billion for BP Asset IX), £267 million (£45 million for IDRx and
£222 million for BP Asset IX) of the contingent consideration recognised at acquisition was unpaid as at 31 December 2025. As at
31 December 2025, the present value of the contingent consideration payable was £45 million for IDRx and £231 million for BP
Asset IX.
On 15 January 2025, GSK completed the acquisition of a Berlin based private company, Cellphenomics GmbH, which has developed proprietary capabilities in developing durable organoid models, for a total cash consideration of up to €44 million
(approximately £37 million) of which €15 million (£13 million) was unpaid as at 31 December 2025. The acquisition is accounted for as a business combination but is not considered a significant acquisition for the Group.
Business disposals
GSK completed no material business disposals in 2025.
Associates and joint ventures
GSK completed no material investments or disposals of associates or joint ventures during the year.
Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration paid	(1,755)	(24)
Net deferred consideration paid	(15)	(3)
Transaction costs	(23)	–
Cash and cash equivalents acquired	78	–
Cash outflow	(1,715)	(27)
2024
On 9 January 2024, GSK announced it had entered into an agreement to acquire 100% of Aiolos Bio, Inc. (Aiolos), a clinical stage biopharmaceutical company focused on addressing the unmet treatment needs of patients with certain respiratory and inflammatory conditions, for a total cash consideration of US$1,004 million (£800 million) as adjusted for working capital acquired paid upon closing and up to US$400 million (£319 million) in certain success-based regulatory milestone payments. The estimated fair value of the contingent consideration payable was US$120 million (£96 million). In addition, GSK will also be responsible for success-based milestone payments as well as tiered royalties owed to Jiangsu Hengrui Pharmaceuticals Co., Ltd.
(Hengrui). The acquisition completed on 14 February 2024.
During 2024, no sales arising from the Aiolos business were included in Group turnover and no revenue is expected until regulatory approval is received on the acquired asset.
GSK continues to support the ongoing development of the acquired asset and consequently this asset will be loss making until regulatory approval on this asset is received. The development of this asset has been integrated into the Group’s existing R&D activities, so it is impracticable to quantify these development costs or the impact on Total profit after taxation for the period ended 31 December 2024.
Goodwill of £191 million has been recognised. The goodwill represents specific synergies available to GSK from the business combination. The goodwill has been allocated to the Group’s R&D segment. None of the goodwill is expected to be deductible for tax purposes.

Total £m
Net assets acquired:
Intangible assets	886
Trade and other receivables	10
Cash and cash equivalents	23
Trade and other payables	(26)
Deferred tax liabilities	(188)
705
Goodwill	191
Total consideration	896
On 6 June 2024, GSK announced that it had acquired Elsie Biotechnologies, a San Diego-based private biotechnology company dedicated to unlocking the full potential of oligonucleotide therapeutics, for a total consideration of up to US$51 million
(approximately £40 million), including up to US$10 million (£8 million) in certain success-based development and regulatory milestone payments. The key assets and liabilities recognised at acquisition include goodwill of US$23 million (£19 million), intangible assets of US$35 million (£27 million) and a deferred tax liability of US$7 million (£6 million). The acquisition is accounted for as a business combination but is not considered a significant acquisition for the Group. This agreement is not subject to closing conditions and the acquisition has been completed.
Business disposals
GSK completed no material business disposals in 2024.
Associates and joint ventures
GSK completed no material investments or disposals of associates or joint ventures during the year.
Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration paid	(773)	–
Net deferred consideration paid	(57)	(18)
Transaction costs	(5)	–
Cash and cash equivalents acquired	25	–
Cash outflow	(810)	(18)
2023
Business acquisitions
On 28 June 2023, GSK completed the acquisition of BELLUS Health Inc. (“Bellus") which was effected through a Plan of
Arrangement (the “Arrangement”) pursuant to the Canada Business Corporations Act. The Arrangement was approved by Bellus’
shareholders on 16 June 2023. Upon completion, GSK acquired all outstanding common shares of Bellus for US$14.75 per common share in cash, representing a total equity value of US$2 billion (£1.6 billion). The acquisition provides GSK access to camlipixant, a potential best-in-class and highly selective P2X3 antagonist currently in phase III development for the first-line treatment of adult patients with refractory chronic cough (RCC).

Total £m
Net assets acquired:
Intangible assets	1,438
Non-current equity investments	2
Right of use assets	1
Trade and other receivables	96
Investments held as current assets	51
Cash and cash equivalents	148
Lease liabilities	(1)
Trade and other payables	(103)
Deferred tax liabilities	(136)
1,496
Non-controlling interest	–
Goodwill	109
Total consideration	1,605
In 2023, the provisional values of the identifiable assets and liabilities acquired in the Affinivax, Inc. business combination were updated for the finalisation of the fair value of intangible assets, resulting in an increase in intellectual property of £39 million, a decrease to goodwill of £31 million and a decrease to deferred tax of £8 million. The amounts recognised at 31 December 2022 have not been restated on the basis of materiality.
Business disposals
GSK completed no material business disposals in 2023.
Associates and joint ventures
GSK completed no material investments or disposals of associates or joint ventures during the year.
Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration (paid)/received	(1,605)	68
Net deferred consideration paid	–	(19)
Transaction costs	(17)	–
Cash and cash equivalents acquired/(divested)	148	–
Cash (outflow)/inflow	(1,474)	49